Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenue From Contract With Customer [Abstract]
Summary of Consolidated Net Revenues Disaggregated by Reportable Segment, Geographical Region of Shipment, Nature and Market Channel	The following tables present the Company’s consolidated net revenues disaggregated by geographical region of shipment, nature and market channel:

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
Net revenues by geographical region of shipment(1)
EMEA	3,619	2,557	1,966
Americas	2,310	1,525	1,165
Asia Pacific	10,199	8,679	7,088
Total net revenues	16,128	12,761	10,219
Net revenues by nature
Revenues from sale of products	15,953	12,560	10,049
Revenues from sale of services	130	169	132
Other revenues	45	32	38
Total net revenues	16,128	12,761	10,219
Net revenues by market channel(2)
Original Equipment Manufacturers (“OEM”)	10,764	8,486	7,411
Distribution	5,364	4,275	2,808
Total net revenues	16,128	12,761	10,219
(1)

Net revenues by geographical region of shipment are classified by location of customer invoiced or reclassified by shipment destination in line with customer demand.  For example, products ordered by U.S.-based companies to be invoiced to Asia Pacific affiliates are classified as Asia Pacific revenues. Furthermore, the Company, among the different periods, may be affected by shifts in shipments from one location to another, as requested by customers.

(2)

Original Equipment Manufacturers (“OEM”) are the end-customers to which the Company provides direct marketing application engineering support, while Distribution refers to the distributors and representatives that the Company engages to distribute its products around the world.